Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities with amortized costs	$ 14,744	$ 18,393
Securities (Textual) [Abstract]
Number of bonds continuous unrealized loss position less than 12 months aggregate losses	3
Number of bonds continuous unrealized Loss position More than 12 months aggregate losses	0
Gross realized gains or losses	0	0	0
Deposits [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities with amortized costs	4,507	5,158
Securities with fair value	$ 4,695	$ 5,335